Summary of Short-Term Investments (Details) ¥ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash and Cash Equivalents [Line Items]
Total short-term investments			¥ 26,402
Wealth Management Products [Member]
Cash and Cash Equivalents [Line Items]
Total short-term investments			¥ 26,402